Organization and Business Background	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Background
1.	ORGANIZATION AND BUSINESS BACKGROUND

Wunong Net Technology Company Limited (“Wunong Net Technology” or the “Company”), is a holding company incorporated under the laws of British Virgin Islands on December 4, 2018. Through contractually controlled and managed company, Wunong Technology (Shenzhen) Co., Ltd(“Wunong Shenzhen”) and its subsidiaries, the Company operates an electronic online platform designed to provide primarily Clean Food to customers in China. The Company also operates a restaurant in China with a grocery section that sells only Clean Food.

On February 15, 2019, the Company acquired all shares of Shenzhen Vande Technology Co., Limited (“Vande”) pursuant to the Instrument of Transfer, Sold Note and Bought Note recorded with Registrar of Companies in Hong Kong Special Administration Region (SAR).

Vande, incorporated on April 6, 2017 in Hong Kong, incorporated Guo Gang Tong (“WFOE”) in the People’s Republic of China with a registered capital of RMB 5,000,000 on December 28, 2018.

On March 2, 2019, WFOE entered into a series of contractual agreements with Wunong Shenzhen, a company incorporated in the People’s Republic of China on June 16, 2015 with a registered capital of RMB 5,000,000. These agreements include an Exclusive Technology Consulting Services Agreement, an Equity Interest Pledge Agreement, an Exclusive Purchase Rights Agreement, and a Proxy Agreement, and allow us to:

●	exercise effective control over Wunong Shenzhen;
●	receive substantially all of the economic benefits of Wunong Shenzhen; and
●	have an exclusive option to purchase all or part of the equity interests in Wunong Shenzhen when and to the extent permitted by PRC law.

As a result of these contractual arrangements, we have become the primary beneficiary of Wunong Shenzhen, and we treat Wunong Shenzhen as a Variable Interest Entity (“VIE”) in accordance with the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”, because the equity investments in Wunong Shenzhen no longer have the characteristics of a controlling financial interest, and the Company, through WFOE, is the primary beneficiary of Wunong Shenzhen. Accordingly, Wunong Shenzhen has been consolidated.

Since Wunong Net Technology Company Limited and its subsidiaries are effectively controlled by the same controlling shareholders before and after the Reorganization, they are considered to be under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On September 29, 2020, Wunong Shenzhen, together with two individuals, Guoming Huang (“Huang”) and Yafang Liu (“Liu”), established a new Shanghai subsidiary, Wude Agricultural Technology (Shanghai) Co., Ltd (“Wude”). Wude’s registered capital is RMB 20 million (approximately, $3.1 million) and its equity interests are divided among Wunong Shenzhen (51%), Liu (25%) and Huang (24%).   Wunong Shenzhen transferred the 51% ownership interest to Huang and Liu on December 15, 2020 and repurchased the 51% ownership interest on January 28, 2021.

On January 19, 2021, Wunong Shenzhen entered into an Equity Transfer Agreement to acquire 51% equity interests in a newly-incorporated company, Baode Supply Chain (Shenzhen) Co., Ltd (“Baode”). Baode’s registered capital is RMB 5 million (approximately $781,466) and its equity interest is divided among Wunong Shenzhen (51%), Shiliang Ma (30%) and Yongqiang He (19%).    Baode’s registered capital was increased to RMB 30 million (approximately $4.6 million) on April 29, 2021.

On December 10, 2020, Wunong Shenzhen incorporated a wholly-owned subsidiary, Wunong Technology (Shanxi) Co., Ltd (“Wunong Shanxi”). Wunong Shanxi’s registered capital is RMB 8.8 million (approximately $1.3 million).   Wunong Shenzhen transferred the 100% ownership interest to Haiyan Qin on December 14, 2020 and repurchased the ownership interest on January 26, 2021.

On November 4, 2020, Wunong Shenzhen incorporated a wholly-owned subsidiary, Wunong Technology (Liaoning) Co., Ltd (“Wunong Liaoning”). Wunong Liaoning’s registered capital is RMB 8.88 million (approximately US$1.4 million).   Wunong Shenzhen transferred the 100% ownership interest to Ze Yu on December 11, 2020 and repurchased the ownership interest on January 27, 2021.

On December 17, 2020, the Company completed the initial public offering (“IPO”) of 5,000,000 Ordinary Shares at a price of $5.00 per share to the public for a total of US$25,000,000 of gross proceeds. In addition, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550 for a total of US$29,999,550 in total gross proceeds from the offering. The Company’s ordinary shares began trading on the Nasdaq Capital Market on December 15, 2020 under the symbol “WNW”.

As of December 31, 2020, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Wunong Net Technology Company Limited (“Wunong Net Technology” or the “Company”)	December 4, 2018	British Virgin Islands	Parent, 100	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100	Holding Company

Wunong Technology (Shenzhen) Co., Ltd (“Wunong Shenzhen”)	June 16, 2015	Shenzhen, China	VIE	An electronic online platform designed to provide primarily Clean Food to customers in China

Wunong Catering Chain Management (Shenzhen) Co., Ltd	November 27, 2018	Shenzhen, China	100% owned by Wunong Shenzhen	Restaurant service, food sales

Wunong Technology (Liaoning) Co., Ltd (“Wunong Liaoning”)	November 4, 2020	Liaoning, China	100% owned by Wunong Shenzhen	Food selling, agricultural products purchase and wholesale

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the ownership structure, contractual arrangements and business of the Company, WFOE or Wunong Shenzhen are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant governmental authorities would have broad discretion in dealing with such violation, including levying fines, confiscating the income or the income of WFOE and Wunong Shenzhen, revoking the business licenses or operating licenses of WFOE or Wunong Shenzhen, discontinuing or placing restrictions or onerous conditions on our operations, requiring the Company to undergo a costly and disruptive restructuring, restricting or prohibiting our use of proceeds from our offerings to finance the business and operations in China, and taking other regulatory or enforcement actions that could be harmful to our business. Any of these actions could cause significant disruption to the business operations and severely damage our reputation, which would in turn materially and adversely affect the business, financial condition and results of operations. If any of these occurrences results in the inability to direct the activities of Wunong Shenzhen, and/or the failure to receive economic benefits from Wunong Shenzhen, the Company may not be able to consolidate their results into the consolidated financial statements in accordance with U.S. GAAP.